Fair Value Measurements (Tables)	12 Months Ended
Dec. 28, 2014
Fair Value Disclosures [Abstract]
Summary of designated derivatives
The following table is a summary of the activity related to derivatives designated as cash flow hedges for the fiscal years ended December 28, 2014 and December 29, 2013:

(Dollars in Millions)	Gain/(Loss) Recognized In Accumulated OCI(1)		Gain/(Loss) Reclassified From Accumulated OCI Into Income(1)		Gain/(Loss) Recognized In Other Income/Expense(2)
Cash Flow Hedges by Income Statement Caption	2014	2013	2014	2013	2014	2013
Sales to customers (3)	$(106)	45	(3)	49	(5)	2
Cost of products sold (3)	58	271	204	69	2	23
Research and development expense (3)	39	24	7	16	—	(4)
Interest (income)/Interest expense, net (4)	21	17	(15)	(10)	—	—
Other (income) expense, net (3)	80	(13)	3	(17)	—	(4)
Total	$92	344	196	107	(3)	17
All amounts shown in the table above are net of tax.

(1)	Effective portion

(2)	Ineffective portion

(3)	Forward foreign exchange contracts

(4)	Cross currency interest rate swaps

Financial assets and liabilities at fair value
The Company’s significant financial assets and liabilities measured at fair value as of December 28, 2014 and December 29, 2013 were as follows:

	2014				2013
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Total (1)
Derivatives designated as hedging instruments:
Assets:
Forward foreign exchange contracts	$—	996	—	996	537
Interest rate contracts (2)	—	31	—	31	169
Total	—	1,027	—	1,027	706
Liabilities:
Forward foreign exchange contracts	—	751	—	751	133
Interest rate contracts (3) (4)	—	8	—	8	26
Total	—	759	—	759	159
Derivatives not designated as hedging instruments:
Assets:
Forward foreign exchange contracts	—	29	—	29	25
Liabilities:
Forward foreign exchange contracts	—	51	—	51	29
Other investments (5)	$679	—	—	679	333

(1)	2013 assets and liabilities are all classified as Level 2 with the exception of Other investments of $333 million, which are classified as Level 1.

(2)	Includes $29 million and $169 million of non-current assets for the fiscal years ending December 28, 2014 and December 29, 2013, respectively.

(3)	Includes $8 million and $19 million of non-current liabilities for the fiscal years ending December 28, 2014 and December 29, 2013, respectively.

(4)	Includes cross currency interest rate swaps and interest rate swaps.

(5)	Classified as non-current other assets.